Commitments And Contingencies (Schedule Of Rent Expense Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Abstract]
Operating leases expense	$ 3,413	$ 3,850	$ 3,553
Purchased water under long-term agreements	12,923	11,796	14,507
Water treatment expense under contractual agreement	$ 926	$ 897	$ 865